Trade receivables (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable
Total	¥ 48,381	$ 7,015	¥ 120,541
Government subsidies received on behalf of customers for purchases of new energy vehicles	89,840
Within 3 months
Accounts, Notes, Loans and Financing Receivable
Total	35,065		16,462
Between 3 months and 6 months
Accounts, Notes, Loans and Financing Receivable
Total	41		890
Between 6 months and 1 year
Accounts, Notes, Loans and Financing Receivable
Total	1
More than 1 year
Accounts, Notes, Loans and Financing Receivable
Total	¥ 13,274		¥ 103,189